Intangible Assets (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 2,937	₪ 3,066
Domestic fixed-line communications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,548	1,548
Cellular telephone [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,163	1,205
Multi-channel television (DBS) [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	33	120
International communications and Internet services [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	181	181
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 12	₪ 12